Pay vs Performance Disclosure - USD ($)	12 Months Ended				24 Months Ended	36 Months Ended	48 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance measures of the Company. For further information concerning our pay for performance philosophy and how we align executive compensation with the Company’s performance, refer to the Compensation Discussion & Analysis section above.

			Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid(2) to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment based on:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid(3) to PEO ($)			Total Shareowner Return(4) ($)	Peer Group(5) Total Shareowner Return ($)	Net Income ($ millions)	Adjusted Earnings Per Share for ICP(6) ($)
2024	16,430,804	3,313,780	3,238,283	982,008	130.30	191.00	947.3	9.71
2023	16,765,020	21,012,628	4,569,652	5,928,779	136.20	140.01	1,278.0	12.15
2022	10,987,703	5,414,576	3,629,139	1,985,347	100.79	107.15	919.1	9.48
2021	13,517,285	22,825,839	2,994,262	3,965,622	135.41	128.32	1,344.3	9.10

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(1)	The principal executive officer (PEO) of the Company for each year shown in the table was Blake D. Moret, the Company’s CEO.

Peer Group Issuers, Footnote [Text Block]
(5)	The peer group used for this data is the S&P 500 Selected GICS Groups including Capital Goods, Software & Services, Technology, Hardware & Equipment GICS groups companies consistent with our relative TSR performance share benchmark group and as used in the chart in Part II, Item 5 of the Company’s most recent Annual Report on Form 10-K.

PEO Total Compensation Amount	$ 16,430,804	$ 16,765,020	$ 10,987,703	$ 13,517,285
PEO Actually Paid Compensation Amount	$ 3,313,780	21,012,628	5,414,576	22,825,839
Adjustment To PEO Compensation, Footnote
(3)	Following are the adjustments made to the summary compensation table to determine the amounts shown as compensation actually paid:

	PEO(1)				Average Non-PEO NEOs(2)
	2024	2023	2022	2021	2024	2023	2022	2021
Summary Compensation Table	$16,430,804	$16,765,020	$10,987,703	$13,517,285	$3,238,283	$4,569,652	$3,629,139	$2,994,262
Reduction for amount reported in ‘Stock Awards’ and ’Option Awards’ columns in the Summary Compensation Table	(11,000,347)	(10,000,338)	(9,000,624)	(6,504,183)	(2,360,342)	(2,625,360)	(2,525,461)	(1,568,042)
Fair value of awards granted during applicable fiscal year that remain unvested as of applicable fiscal year end	8,241,603	11,311,696	4,216,824	8,477,454	1,392,499	2,969,620	1,274,958	1,910,381
Fair value of awards granted during applicable fiscal year that vested during the year	—	—	—	—	—	—	—	—
Change in fair value of awards granted during prior fiscal year that were outstanding and unvested as of applicable fiscal year end	(6,244,476)	2,739,219	(5,384,378)	8,889,435	(1,154,563)	643,343	(588,222)	672,602
Change in fair value of awards granted during prior fiscal year that vested during applicable fiscal year	(426,492)	2,315,289	4,047,914	1,493,729	(70,141)	416,526	150,230	143,157
Value of dividends or other earnings paid on stock awards not otherwise reflected in fair value or total compensation	143,580	120,094	90,472	66,185	29,208	48,991	44,704	15,880
Reduction for values reported in the ‘Change in Pension Value and Nonqualified Deferred Compensation Earnings’ column of the Summary Compensation Table	(4,196,718)	(2,519,169)	—	(3,572,868)	(116,432)	(128,199)	—	(286,583)
Increase for Service Cost and, if applicable, Prior Service Cost for pension plans	365,826	280,817	456,665	458,802	23,495	34,206	—	83,965
Total adjustments	(13,117,024)	4,247,608	(5,573,127)	9,308,554	(2,256,275)	1,359,127	(1,643,791)	971,359
COMPENSATION ACTUALLY PAID	$3,313,780	$21,012,628	$5,414,576	$22,825,839	$982,008	$5,928,779	$1,985,347	$3,965,622

Non-PEO NEO Average Total Compensation Amount	$ 3,238,283	4,569,652	3,629,139	2,994,262
Non-PEO NEO Average Compensation Actually Paid Amount	$ 982,008	5,928,779	1,985,347	3,965,622
Adjustment to Non-PEO NEO Compensation Footnote
(3)	Following are the adjustments made to the summary compensation table to determine the amounts shown as compensation actually paid:

	PEO(1)				Average Non-PEO NEOs(2)
	2024	2023	2022	2021	2024	2023	2022	2021
Summary Compensation Table	$16,430,804	$16,765,020	$10,987,703	$13,517,285	$3,238,283	$4,569,652	$3,629,139	$2,994,262
Reduction for amount reported in ‘Stock Awards’ and ’Option Awards’ columns in the Summary Compensation Table	(11,000,347)	(10,000,338)	(9,000,624)	(6,504,183)	(2,360,342)	(2,625,360)	(2,525,461)	(1,568,042)
Fair value of awards granted during applicable fiscal year that remain unvested as of applicable fiscal year end	8,241,603	11,311,696	4,216,824	8,477,454	1,392,499	2,969,620	1,274,958	1,910,381
Fair value of awards granted during applicable fiscal year that vested during the year	—	—	—	—	—	—	—	—
Change in fair value of awards granted during prior fiscal year that were outstanding and unvested as of applicable fiscal year end	(6,244,476)	2,739,219	(5,384,378)	8,889,435	(1,154,563)	643,343	(588,222)	672,602
Change in fair value of awards granted during prior fiscal year that vested during applicable fiscal year	(426,492)	2,315,289	4,047,914	1,493,729	(70,141)	416,526	150,230	143,157
Value of dividends or other earnings paid on stock awards not otherwise reflected in fair value or total compensation	143,580	120,094	90,472	66,185	29,208	48,991	44,704	15,880
Reduction for values reported in the ‘Change in Pension Value and Nonqualified Deferred Compensation Earnings’ column of the Summary Compensation Table	(4,196,718)	(2,519,169)	—	(3,572,868)	(116,432)	(128,199)	—	(286,583)
Increase for Service Cost and, if applicable, Prior Service Cost for pension plans	365,826	280,817	456,665	458,802	23,495	34,206	—	83,965
Total adjustments	(13,117,024)	4,247,608	(5,573,127)	9,308,554	(2,256,275)	1,359,127	(1,643,791)	971,359
COMPENSATION ACTUALLY PAID	$3,313,780	$21,012,628	$5,414,576	$22,825,839	$982,008	$5,928,779	$1,985,347	$3,965,622

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP vs ROK and Peer Group TSR
Compensation Actually Paid vs. Net Income [Text Block]	CAP vs Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP vs Adjusted EPS for ICP
Tabular List [Table Text Block]

COMPANY PERFORMANCE METRICS

Our compensation philosophy is designed to attract, retain, and motivate high caliber executive talent necessary to deliver long-term and sustained performance to our shareowners.  We utilize metrics in our annual and long-term incentive compensation programs based on an objective of driving profitable growth and increasing shareowner value. The most important financial performance metrics used to link CAP and performance for the most recently completed fiscal year, sorted alphabetically, were:

Adjusted EPS
Free cash flow
Organic ARR growth
Organic sales growth
Relative TSR
Return on invested capital

Total Shareholder Return Amount				135.41	$ 100.79	$ 136.20	$ 130.30
Peer Group Total Shareholder Return Amount				128.32	$ 107.15	$ 140.01	$ 191.00
Net Income (Loss) Attributable to Parent	$ 947,300,000	$ 1,278,000,000.0	$ 919,100,000	$ 1,344,300,000
Company Selected Measure Amount	9.71	12.15	9.48	9.10
PEO Name	Blake D. Moret	Blake D. Moret	Blake D. Moret	Blake D. Moret
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]
(6)	See Other Information and Supplemental Financial Information sections below for reconciliation of our non-GAAP measures to the audited financial statements.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free cash flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Organic ARR growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Organic sales growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Return on invested capital
Reduction For Amount Reported In Stock Awards And Option Awards Columns In The Summary Compensation Table [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (11,000,347)	$ (10,000,338)	$ (9,000,624)	$ (6,504,183)
Reduction For Amount Reported In Stock Awards And Option Awards Columns In The Summary Compensation Table [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,360,342)	(2,625,360)	(2,525,461)	(1,568,042)
Fair Value Of Awards Granted During Applicable Fiscal Year That Remain Unvested As Of Applicable Fiscal Year End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,241,603	11,311,696	4,216,824	8,477,454
Fair Value Of Awards Granted During Applicable Fiscal Year That Remain Unvested As Of Applicable Fiscal Year End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,392,499	2,969,620	1,274,958	1,910,381
Fair Value Of Awards Granted During Applicable Fiscal Year That Vested During The Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Fair Value Of Awards Granted During Applicable Fiscal Year That Vested During The Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Change In Fair Value Of Awards Granted During Prior Fiscal Year That Were Outstanding And Unvested As Of Applicable Fiscal Year End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,244,476)	2,739,219	(5,384,378)	8,889,435
Change In Fair Value Of Awards Granted During Prior Fiscal Year That Were Outstanding And Unvested As Of Applicable Fiscal Year End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,154,563)	643,343	(588,222)	672,602
Change In Fair Value Of Awards Granted During Prior Fiscal Year That Vested During Applicable Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(426,492)	2,315,289	4,047,914	1,493,729
Change In Fair Value Of Awards Granted During Prior Fiscal Year That Vested During Applicable Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(70,141)	416,526	150,230	143,157
Value Of Dividends Or Other Earnings Paid On Stock Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	143,580	120,094	90,472	66,185
Value Of Dividends Or Other Earnings Paid On Stock Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	29,208	48,991	44,704	15,880
Reduction For Values Reported In The Change In Pension Value And Nonqualified Deferred Compensation Earnings Column Of The Summary Compensation Table [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,196,718)	(2,519,169)	0	(3,572,868)
Reduction For Values Reported In The Change In Pension Value And Nonqualified Deferred Compensation Earnings Column Of The Summary Compensation Table [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(116,432)	(128,199)	0	(286,583)
Increase For Service Cost And If Applicable Prior Service Cost For Pension Plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	365,826	280,817	456,665	458,802
Increase For Service Cost And If Applicable Prior Service Cost For Pension Plans [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	23,495	34,206	0	83,965
Total Adjustments [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,117,024)	4,247,608	(5,573,127)	9,308,554
Total Adjustments [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,256,275)	$ 1,359,127	$ (1,643,791)	$ 971,359